Intangible Assets, Net	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 5. Intangible Assets, Net
Intangible assets subject to amortization as of June 30, 2023 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	5	$66,763	$32,147	$34,616
Marketing products	7	58,834	30,993	27,841
Technology	1	106,019	84,525	21,494
Capitalized software	2	130,277	69,315	60,962

Total intangible assets		$361,893	$216,980	$144,913

Intangible assets subject to amortization as of December 31, 2022 consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)
Data rights	6	$63,748	$27,508	$36,240
Marketing products	7	56,178	23,570	32,608
Technology	1	100,999	70,312	30,687
Capitalized software	2	103,568	53,855	49,713

Total intangible assets		$324,493	$175,245	$149,248

Amortization expense was $16.4 million and $16.0 million for the three months ended June 30, 2023 and 2022, respectively. Amortization expense was $32.5 million and $32.4 million for the six months ended June 30, 2023 and 2022, respectively.